Annual Fund Operating Expenses - Global Real Estate Securities Fund - Global Real Estate Securities Fund	May 01, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.91%